First Investors Life Series Balanced Income Fund
First Investors Life Series Balanced Income Fund
Investment Objective:
The Fund seeks income as its primary objective and has a secondary objective of capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Investments in the Fund can only be made through a variable annuity contract or life insurance policy offered by a participating insurance company.  This table does not reflect the fees and expenses that are or may be imposed by a variable annuity contract or life insurance policy for which the Fund is an investment option.  For information regarding those fees and expenses, please refer to the applicable variable annuity contract or life insurance policy prospectus.  If those fees and expenses were included, the overall fees and expenses shown in the table would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	First Investors Life Series Balanced Income Fund First Investors Life Series Balanced Income Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First Investors Life Series Balanced Income Fund First Investors Life Series Balanced Income Fund
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.91%
Total Annual Fund Operating Expenses	1.66%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The table below does not include the fees or expenses that are or may be imposed by a variable annuity contract or life insurance policy for which the Fund is an investment option.  If they were included, the expenses shown in the table below would be higher.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 year	3 years	5 years	10 years
First Investors Life Series Balanced Income Fund | First Investors Life Series Balanced Income Fund | USD ($)	169	523	902	1,965

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies:
The Fund allocates its assets among bonds, stocks and money market instruments. While the percentage of assets allocated to each asset class is flexible rather than fixed, under normal market conditions, the Fund invests approximately 60-80% of its net assets in bonds, money market instruments and cash and investments that provide exposure to such assets, including exchange-traded funds (“ETFs”), and approximately 20-40% of its net assets in stocks and investments that provide exposure to such assets, including ETFs.

The percentage allocations within the above ranges may change due to, among other things, market fluctuations or reallocation decisions by the Fund’s portfolio managers.  Once the asset allocation for bonds, stocks and money market instruments has been set, the Fund uses fundamental research and analysis to determine which particular investments to purchase or sell.

The Fund’s investments in bonds are comprised primarily of investment-grade corporate bonds. However, through its investments in ETFs, the Fund may also have exposure to high yield securities (commonly known as “high yield” or “junk bonds”) and syndicated bank loans (also known as “floating rate loans”). The Fund invests in other types of bonds and other debt securities, including U.S. Government securities and mortgage-backed securities.   The Fund may invest in bonds of any maturity or duration.  The Fund selects bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics. The Fund may also invest in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates.

The Fund’s investment in stocks are normally diversified among common stocks of large-, mid- and small-size companies that offer the potential for current income or capital appreciation with an emphasis on companies that offer the potential for current income. In selecting stocks, the Fund considers, among other things, an issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.

Principal Risks:
You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:

Allocation Risk.  The Fund may allocate assets to investment classes that underperform other classes.  For example, the Fund may be overweighted in bonds when the bond market is falling and the stock market is rising.

Credit Risk.  This is the risk that a debt issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed securities, the credit quality of the underlying mortgages.  Credit risk also applies to securities issued or guaranteed by the U.S. Government and by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  Securities issued by U.S. Government sponsored enterprises are supported only by the credit of the issuing entity.

Derivatives Risk.  Investments in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind or value.

Dividend Risk.  At times, the Fund may not be able to identify attractive dividend-paying stocks.  The income received by the Fund will fluctuate due to the amount of dividends that companies elect to pay.

Exchange-Traded Funds Risk. The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

Floating Rate Loan Risk.  The value of any collateral securing a floating rate loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate.  It may take significantly longer than 7 days for investments in floating rate loans to settle, which can adversely affect the ability to timely honor redemptions.  In the event of a default, it may be difficult to collect on any collateral and a floating rate loan can decline significantly in value.  Access to collateral may also be limited by bankruptcy or other insolvency laws.  Although senior loans may be senior to equity and debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.  If a floating rate loan is acquired through an assignment, a Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. In addition, high yield floating rate loans usually are more credit sensitive.  Floating rate loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers, therefore, may not be entitled to rely on the anti-fraud protections of the federal securities laws.

High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”), including floating rate loans, have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  Similarly, bond prices fluctuate in value with changes in interest rates, the economy and circumstances directly involving the issuers .  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.  Certain investments may be difficult or impossible to sell at a favorable time or price when the Fund requires liquidity to make redemptions.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to small-size company stocks at reasonable prices.

Prepayment and Extension Risk.  The Fund is subject to prepayment and extension risk since it invests in mortgage-backed securities.  When interest rates decline, borrowers tend to refinance their mortgages.  When this occurs, the mortgages that back these securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  Conversely, when interest rates rise borrowers tend to repay their mortgages less quickly, which will generally increase both the Fund’s sensitivity to rising interest rates and its potential for price declines.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows the Fund’s performance for the past calendar year.  The table shows how the Fund’s average annual returns for the past calendar year ended December 31 compare to those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart and table do not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest.  If they were included, the returns would be less than those shown.

Total Annual Returns For Calendar Year Ended December 31

During the period shown, the highest quarterly return was 3.05% (for the quarter ended March 31, 2016) and the lowest quarterly return was -0.38% (for the quarter ended December 31, 2016).
Average Annual Total Returns For Periods Ended December 31, 2016
Average Annual Returns - First Investors Life Series Balanced Income Fund	1 Year	Life of Fund* [1]
First Investors Life Series Balanced Income Fund	6.71%	4.17%
S&P Index (reflects no deduction for fees, expenses or taxes)	11.96%	8.93%
BofA Merrill Lynch U.S. Corporate, Government & Mortgage Index (reflects no deduction for fees, expenses or taxes)	2.61%	1.69%
[1]	The average annual total returns shown are for the period since the Fund's commencement on November 2, 2015.